SUBMISSION TYPE				13F-HR
                             Form 13F Holdings Report
PERIOD					03/31/04
FILER
	CIK		0001093694
	CCC		vif$9tkp

DOCUMENT-COUNT		1
SUBMISSION-CONTACT
	NAME				JOYCE MICHELS
	PHONE				404-239-0111
        NOTIFY-INTERNET	jmichels@equityinvestmentcorp.com


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Report for the Calendar Year or Quarter Ended: MARCH 31, 2004

Check here if Amendment [  ]; Amendment Number
This Amendment (check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Equity Investment Corporation
Address:   3007 Piedmont Road
           Suite 200
           Atlanta, GA  30305

13F File Number:		028-10606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Joyce Michels
Title:		Operations and Compliance Manager
Phone:		404-239-0111
Signature, Place, and Date of Signing:
Joyce Michels, Atlanta, GA, 04/27/04

Report Type (Check only one):
[x]  13F HOLDINGS REPORT
[  ] 13F NOTICE
[  ] 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:
None

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:	50
Form 13F Information Table Value Total:	$237415 (in thousands)

List of Other Included Managers:
NONE

                                              Form 13F Information Table
                    Title of        Value     shares/sh/ put/ InvstmeOther Voting Authority
Name of Issuer      Class  Cusip    (x$1000)  Prn amtprn call dscretnMgrs  Sole    SharedNone

ADC Telecom         COM    000886101      63312190480SH       sole          2149025       41455
ALLTEL Corp         COM    020039103      7271 146166SH       sole           143846        2320
Abbott Labs         COM    002824100      3372  82389SH       sole            82389           0
Automatic Data Proc COM    053015103      6944 165809SH       sole           162549        3260
Bellsouth Corp.     COM    079860102      4293 155714SH       sole           151219        4495
Berkshire Hathaway BCOM    084670207      1008    325SH       sole              319           6
Bristol Myers SquibbCOM    110122108      5538 229540SH       sole           223455        6085
Burlington ResourcesCOM    122014103      8975 141414SH       sole           138759        2655
CNA Financial       COM    126117100      8211 298826SH       sole           293382        5444
Cadbury Schweppes   COM    127209302      6240 194610SH       sole           191090        3520
CenturyTel          COM    156700106      1735  63096SH       sole            63096           0
ChevronTexaco       COM    166764100      5238  59930SH       sole            58299        1631
ConocoPhillips      COM    20825C104      4382  62989SH       sole            60990        1999
Consolidated Edison COM    209115104      2439  55315SH       sole            55315           0
DTE Energy          COM    233331107      8514 207480SH       sole           203695        3785
Diagnostic Products COM    252450101      1382  31920SH       sole            31920           0
Erie Indemnity      COM    29530P102       326   6750SH       sole             6750           0
Exxon Mobil         COM    30231G102      1322  31792SH       sole            31792           0
Factset Research    COM    303075105      2078  48825SH       sole            48825           0
Franklin Resources  COM    354613101      4219  75985SH       sole            74520        1465
Gannett Company     COM    364730101      4969  56551SH       sole            55816         735
General Dynamics    COM    369550108      5446  61145SH       sole            60035        1110
General Mills       COM    370334104      7926 170290SH       sole           167060        3230
Harley-Davidson     COM    412822108      7121 133875SH       sole           131465        2410
Heinz (HJ) Co.      COM    423074103      8008 215376SH       sole           211511        3865
Home Depot          COM    437076102      4543 122154SH       sole           118114        4040
Intel Corp          COM    458140100       249   9232SH       sole             9232           0
Kimberly Clark      COM    494368103      5620  89319SH       sole            87644        1675
Lancaster Colony Cp COM    513847103      5337 132450SH       sole           129980        2470
Lilly (li)          COM    532457108      3677  55164SH       sole            53589        1575
Lockheed Martin     COM    539830109      6579 144606SH       sole           142241        2365
Marsh & McLennan    COM    571748102      5204 112876SH       sole           109936        2940
Martin Marietta MatlCOM    573284106      1286  27855SH       sole            27855           0
Microsoft Corp.     COM    594918104      1234  49645SH       sole            49125         520
Nabors Industries   COM    G6359F103      5706 125062SH       sole           122937        2125
National Fuel Gas   COM    636180101      2649 107669SH       sole           107669           0
Newell Rubbermaid   COM    651229106      7292 315260SH       sole           309455        5805
Northrop Grumman    COM    666807102      6932  70651SH       sole            69396        1255
PartnerRe Ltd       COM    G6852T105      7396 131403SH       sole           128623        2780
Pfizer, Inc         COM    717081103      6158 176440SH       sole           171740        4700
Plum Creek Timber   COM    729251108      5113 157901SH       sole           154775        3126
SEI Investments     COM    784117103      4938 150110SH       sole           147115        2995
Sensient Tech       COM    81725T100      4717 253395SH       sole           248990        4405
Sherwin Williams    COM    824348106      1487  38700SH       sole            38700           0
St. Paul Co         COM    792860108      5783 144957SH       sole           142422        2535
Superior Industries COM    868168105      1755  49510SH       sole            49510           0
T.Rowe Price        COM    74144T108      3626  67560SH       sole            66070        1490
Torchmark           COM    891027104      9525 177558SH       sole           173933        3625
VF Corporation      COM    918204108      7066 151730SH       sole           148955        2775
Wyeth               COM    983024100       255   6800SH       sole             6800           0
                                      237,415